Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Summary of goodwill	Goodwill is not amortised; it is tested annually at 30 September for impairment or more frequently if events or changes in circumstances indicate a potential impairment, refer to note 4 for further information.

	2022 US$m	2021 US$m
Net book value
At 1 January	879	946
Adjustment on currency translation	(53)	(67)
At 31 December	826	879
– cost	15,974	16,987
– accumulated impairment	(15,148)	(16,108)

At 1 January
– cost	16,987	17,341
– accumulated impairment	(16,108)	(16,395)
At 31 December, goodwill has been allocated as follows:

	2022 US$m	2021 US$m
Net book value
Richards Bay Minerals	405	428
Pilbara	337	362
Dampier Salt	84	89
	826	879

Key assumptions calculation of fair value less costs of disposal
The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding change in FVLCD are set out below:

2022 US$m
5% increase in the titanium slag price	207
1% increase in the discount rate applied to post-tax cash flows	(140)
10% strengthening of the South African rand	263